Deferred Income Tax and Income Tax Expense - Summary of Movement in Deferred Income Tax Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	₩ (379,830)	₩ (388,560)
Statements of profit or loss	110,609	16,827	₩ (169,961)
Other comprehensive income	29,171	(8,097)
Ending	(240,050)	(379,830)	(388,560)
Deferred tax liabilities investment in subsidiaries associates and joint ventures [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(270,230)	(255,184)
Statements of profit or loss	730	(7,821)
Other comprehensive income	(1,194)	(7,225)
Ending	(270,694)	(270,230)	(255,184)
Deferred tax liabilities depreciation and impairment loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(112,124)	(151,433)
Statements of profit or loss	9,797	39,309
Other comprehensive income	0	0
Ending	(102,327)	(112,124)	(151,433)
Deferred tax liabilities plan assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(533,707)	(542,900)
Statements of profit or loss	71,001	8,367
Other comprehensive income	590	826
Ending	(462,116)	(533,707)	(542,900)
Deferred tax liabilities advanced depreciation provision [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(518,080)	(521,939)
Statements of profit or loss	(5,128)	3,859
Other comprehensive income	0	0
Ending	(523,208)	(518,080)	(521,939)
Deferred tax liabilities contract assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(421,824)	(424,302)
Statements of profit or loss	4,301	2,478
Other comprehensive income	0	0
Ending	(417,523)	(421,824)	(424,302)
Deferred tax liabilities financial assets at fair value through profit or loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	84	(420)
Statements of profit or loss	7,233	461
Other comprehensive income	0	43
Ending	7,317	84	(420)
Deferred tax liabilities Financial assets at fair value through other comprehensive income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(102,627)	(60,629)
Statements of profit or loss	14,656	(53)
Other comprehensive income	(1,932)	(41,945)
Ending	(89,903)	(102,627)	(60,629)
Other deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(649,655)	(738,153)
Statements of profit or loss	(113,707)	90,876
Other comprehensive income	(12,034)	(2,378)
Ending	(775,396)	(649,655)	(738,153)
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(2,608,163)	(2,694,960)
Statements of profit or loss	(11,117)	137,476
Other comprehensive income	(14,570)	(50,679)
Ending	(2,633,850)	(2,608,163)	(2,694,960)
Deferred tax assets depreciation and impairment loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	116,746	188,832
Statements of profit or loss	(10,711)	(71,689)
Other comprehensive income	0	(397)
Ending	106,035	116,746	188,832
Deferred tax assets contract liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	111,978	121,289
Statements of profit or loss	(2,429)	(9,311)
Other comprehensive income	0	0
Ending	109,549	111,978	121,289
Deferred tax assets defined benefit liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	515,991	481,858
Statements of profit or loss	(66,182)	(6,705)
Other comprehensive income	42,110	40,838
Ending	491,919	515,991	481,858
Deferred tax assets provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	146,171	151,955
Statements of profit or loss	20,394	(5,784)
Other comprehensive income	0	0
Ending	166,565	146,171	151,955
Other deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	1,208,177	1,259,495
Statements of profit or loss	165,310	(53,459)
Other comprehensive income	1,631	2,141
Ending	1,375,118	1,208,177	1,259,495
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	2,099,063	2,203,429
Statements of profit or loss	106,382	(146,948)
Other comprehensive income	43,741	42,582
Ending	2,249,186	2,099,063	2,203,429
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(509,100)	(491,531)
Statements of profit or loss	95,265	(9,472)
Other comprehensive income	29,171	(8,097)
Ending	(384,664)	(509,100)	(491,531)
Deferred tax assets tax credit carry forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	129,270	102,971
Statements of profit or loss	15,344	26,299
Other comprehensive income	0	0
Ending	₩ 144,614	₩ 129,270	₩ 102,971